37 Ordinary and Extraordinary Shareholders' Meeting (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Ordinary And Extraordinary Shareholders Meeting
Profit for the year	$ 16,518.0	$ 13,088.1
Statutory reserve	826.0	654.4
Discretionary reserve	$ 15,692.0	$ 12,433.7